Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Guggenheim Strategy Funds Trust
Entity Central Index Key	0001601445
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Guggenheim Strategy Fund II
Shareholder Report [Line Items]
Fund Name	Guggenheim Strategy Fund II
Class Name	Guggenheim Strategy Fund II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Strategy Fund II for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
$8	0.15%[2]

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund returned 3.07%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and outperforming the fund's secondary index, the Bloomberg 1-3 Month U.S. Treasury Bill Index, which returned 2.24% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg 1-3 Month U.S. Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund outperformed the Bloomberg 1-3 Month U.S. Treasury Bill Index during the reporting period. Positive performance was driven by sector allocation, security selection, and carry (or earned income). The fund benefitted from its structured credit allocation as securitized spreads outperformed corporate credit spreads. Security selection within asset backed securities was a key contributor to relative performance as the fund's holdings outperformed the ICE Bank of America AA-BBB U.S. Asset Backed Securities Index by 0.7%. Duration detracted from absolute returns as front-end Treasury yields rose approximately 30 basis points.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Guggenheim Strategy Fund II	3.07%	6.91%	4.36%	3.05%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%
Bloomberg 1-3 Month U.S. Treasury Bill Index	2.24%	5.03%	2.60%	1.86%

Net Assets	$ 165,226,286
Holdings Count | shares	167
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$165,226,286
Total Number of Portfolio Holdings	167
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

BCC Middle Market CLO LLC, 6.06%	4.7%
Palmer Square Loan Funding Ltd., 5.90%	2.3%
BX Commercial Mortgage Trust, 6.08%	2.2%
JP Morgan Chase Commercial Mortgage Securities Trust, 6.23%	2.2%
Oak Street Investment Grade Net Lease Fund Series, 1.85%	1.9%
WMRK Commercial Mortgage Trust, 7.76%	1.7%
Brighthouse Financial Global Funding, 5.55%	1.7%
AEGON Funding Company LLC, 5.50%	1.6%
Citigroup Mortgage Loan Trust, Inc., 6.17%	1.6%
OBX Trust, 5.99%	1.6%
Top 10 Total	21.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

BCC Middle Market CLO LLC, 6.06%	4.7%
Palmer Square Loan Funding Ltd., 5.90%	2.3%
BX Commercial Mortgage Trust, 6.08%	2.2%
JP Morgan Chase Commercial Mortgage Securities Trust, 6.23%	2.2%
Oak Street Investment Grade Net Lease Fund Series, 1.85%	1.9%
WMRK Commercial Mortgage Trust, 7.76%	1.7%
Brighthouse Financial Global Funding, 5.55%	1.7%
AEGON Funding Company LLC, 5.50%	1.6%
Citigroup Mortgage Loan Trust, Inc., 6.17%	1.6%
OBX Trust, 5.99%	1.6%
Top 10 Total	21.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Strategy Fund III
Shareholder Report [Line Items]
Fund Name	Guggenheim Strategy Fund III
Class Name	Guggenheim Strategy Fund III
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Strategy Fund III for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months?[1] (Based on a hypothetical $10,000 investment)
Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
$7	0.14%[2]

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund returned 2.97%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and outperforming the fund's secondary index, the Bloomberg 1-3 Month U.S. Treasury Bill Index, which returned 2.24% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg 1-3 Month U.S. Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund outperformed the Bloomberg 1-3 Month U.S. Treasury Bill Index during the reporting period. Positive performance was driven by sector allocation, security selection, and carry (or earned income). The fund benefitted from its structured credit allocation as securitized spreads outperformed corporate credit spreads. Security selection within asset backed securities was a key contributor to relative performance as the fund's holdings outperformed the ICE Bank of America AA-BBB U.S. Asset Backed Securities Index by 0.7%. Duration detracted from absolute returns as front-end Treasury yields rose approximately 30 basis points.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Guggenheim Strategy Fund III	2.97%	6.75%	4.40%	3.18%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%
Bloomberg 1-3 Month U.S. Treasury Bill Index	2.24%	5.03%	2.60%	1.86%

Net Assets	$ 166,561,543
Holdings Count | shares	181
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$166,561,543
Total Number of Portfolio Holdings	181
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

BCC Middle Market CLO LLC, 6.06%	4.4%
Palmer Square Loan Funding Ltd., 5.90%	2.2%
FirstKey Homes Trust, 2.67%	2.1%
BX Commercial Mortgage Trust, 6.08%	2.1%
WMRK Commercial Mortgage Trust, 7.76%	1.7%
Citigroup Mortgage Loan Trust, Inc., 6.17%	1.7%
Brighthouse Financial Global Funding, 5.55%	1.7%
OSAT Trust, 5.12%	1.6%
BRSP Ltd., 6.33%	1.6%
AEGON Funding Company LLC, 5.50%	1.6%
Top 10 Total	20.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

BCC Middle Market CLO LLC, 6.06%	4.4%
Palmer Square Loan Funding Ltd., 5.90%	2.2%
FirstKey Homes Trust, 2.67%	2.1%
BX Commercial Mortgage Trust, 6.08%	2.1%
WMRK Commercial Mortgage Trust, 7.76%	1.7%
Citigroup Mortgage Loan Trust, Inc., 6.17%	1.7%
Brighthouse Financial Global Funding, 5.55%	1.7%
OSAT Trust, 5.12%	1.6%
BRSP Ltd., 6.33%	1.6%
AEGON Funding Company LLC, 5.50%	1.6%
Top 10 Total	20.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Variable Insurance Strategy Fund III
Shareholder Report [Line Items]
Fund Name	Guggenheim Variable Insurance Strategy Fund III
Class Name	Variable Annuity
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Variable Insurance Strategy Fund III for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/variable-insurance-funds
Expenses [Text Block]
What were the fund costs for the last six months?[1]
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$14	0.28%[2]

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of October 1, 2024 to March 31, 2025, the fund (Variable Annuity Class shares) returned 3.04%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned -0.37% for the same period and outperforming the fund's secondary index, the Bloomberg 1-3 Month U.S. Treasury Bill Index, which returned 2.24% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg 1-3 Month U.S. Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund outperformed the Bloomberg 1-3 Month U.S. Treasury Bill Index during the reporting period. Positive performance was driven by sector allocation, security selection, and carry (or earned income). The fund benefitted from its structured credit allocation as securitized spreads outperformed corporate credit spreads. Security selection within asset backed securities was a key contributor to relative performance as the fund's holdings outperformed the ICE Bank of America AA-BBB U.S. Asset Backed Securities Index by 0.7%. Duration detracted from absolute returns as front-end Treasury yields rose approximately 30 basis points.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*, † as of 3.31.25
	6 Month†	One Year	Five Years	Ten Years
Guggenheim Variable Insurance Strategy Fund III	3.04%	6.79%	4.37%	3.14%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%
Bloomberg 1-3 Month U.S. Treasury Bill Index	2.24%	5.03%	2.60%	1.86%

Net Assets	$ 45,880,169
Holdings Count | shares	111
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$45,880,169
Total Number of Portfolio Holdings	111
Portfolio Turnover Rate	–%

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

BCC Middle Market CLO LLC, 6.06%	6.0%
Palmer Square Loan Funding Ltd., 5.90%	3.3%
FirstKey Homes Trust, 2.67%	2.8%
BX Commercial Mortgage Trust, 6.08%	2.7%
Anchorage Credit Funding 4 Ltd., 2.72%	2.5%
WMRK Commercial Mortgage Trust, 7.76%	2.5%
Oak Street Investment Grade Net Lease Fund Series, 1.85%	2.4%
Citigroup Mortgage Loan Trust, Inc., 6.17%	2.2%
OSAT Trust, 5.12%	2.2%
Cerberus Loan Funding XXXII, LP, 6.18%	2.2%
Top 10 Total	28.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

BCC Middle Market CLO LLC, 6.06%	6.0%
Palmer Square Loan Funding Ltd., 5.90%	3.3%
FirstKey Homes Trust, 2.67%	2.8%
BX Commercial Mortgage Trust, 6.08%	2.7%
Anchorage Credit Funding 4 Ltd., 2.72%	2.5%
WMRK Commercial Mortgage Trust, 7.76%	2.5%
Oak Street Investment Grade Net Lease Fund Series, 1.85%	2.4%
Citigroup Mortgage Loan Trust, Inc., 6.17%	2.2%
OSAT Trust, 5.12%	2.2%
Cerberus Loan Funding XXXII, LP, 6.18%	2.2%
Top 10 Total	28.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.